Loans from the Argentine Central Bank and Other Financial Institutions - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 278,441,132	$ 235,214,442
Argentine Central Bank Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	388,856	620,406
Correspondents
Disclosure of detailed information about borrowings [line items]
Borrowings	2,044,823	12,137,097
Financing from Local Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	205,658,682	188,224,910
Financing from Foreign Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	62,620,904	22,912,818
Financing from International Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,727,867	$ 11,319,211